Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 52,332
Ending Balance		57,111	$ 781	₨ 52,332
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		111,122		104,730
Recognition of right of use asset on initial application of IFRS 16				1,153
Adjusted balance				105,883
Additions		7,934		6,071
Assets acquired through business combinations	[1]	373
Disposals		(1,203)		(1,193)
Assets held for sale		(655)
Effect of changes in foreign exchange rates		320		361
Ending Balance		117,891		111,122
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		63,311		55,560
Depreciation for the year		8,527		8,640
Impairment		46		0
Disposals		(1,063)		(1,112)
Assets held for sale		(504)
Effect of changes in foreign exchange rates		241		223
Ending Balance		70,558		63,311
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		47,811		49,170
Ending Balance		47,333		47,811
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance				4,521
Ending Balance		9,778
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,123		4,192
Recognition of right of use asset on initial application of IFRS 16				0
Adjusted balance				4,192
Additions		13		4
Assets acquired through business combinations	[1]	84
Disposals		0		0
Assets held for sale		(18)
Effect of changes in foreign exchange rates		26		(73)
Ending Balance		4,228		4,123
Land [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		0		0
Depreciation for the year		0		0
Impairment		4		0
Disposals		0		0
Assets held for sale		(4)
Effect of changes in foreign exchange rates		0		0
Ending Balance		0		0
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,123		4,192
Ending Balance		4,228		4,123
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		24,956		23,106
Recognition of right of use asset on initial application of IFRS 16				723
Adjusted balance				23,829
Additions		2,720		997
Assets acquired through business combinations	[1]	113
Disposals		(35)		(55)
Assets held for sale		(245)
Effect of changes in foreign exchange rates		11		185
Ending Balance		27,520		24,956
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		8,208		6,873
Depreciation for the year		1,697		1,306
Impairment		32		0
Disposals		(29)		(36)
Assets held for sale		(140)
Effect of changes in foreign exchange rates		22		65
Ending Balance		9,790		8,208
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		16,748		16,233
Ending Balance		17,730		16,748
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		74,867		70,940
Recognition of right of use asset on initial application of IFRS 16				2
Adjusted balance				70,942
Additions		4,544		4,278
Assets acquired through business combinations	[1]	165
Disposals		(852)		(706)
Assets held for sale		(334)
Effect of changes in foreign exchange rates		244		353
Ending Balance		78,634		74,867
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		49,602		43,642
Depreciation for the year		5,935		6,404
Impairment		9		0
Disposals		(773)		(667)
Assets held for sale		(306)
Effect of changes in foreign exchange rates		194		223
Ending Balance		54,661		49,602
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		25,265		27,298
Ending Balance		23,973		25,265
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,965		5,717
Recognition of right of use asset on initial application of IFRS 16				28
Adjusted balance				5,745
Additions		437		497
Assets acquired through business combinations	[1]	11
Disposals		(134)		(253)
Assets held for sale		(58)
Effect of changes in foreign exchange rates		31		(24)
Ending Balance		6,252		5,965
Furniture, fixtures and office equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,903		4,603
Depreciation for the year		554		562
Impairment		1		0
Disposals		(125)		(251)
Assets held for sale		(54)
Effect of changes in foreign exchange rates		24		(11)
Ending Balance		5,303		4,903
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,062		1,114
Ending Balance		949		1,062
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,211		775
Recognition of right of use asset on initial application of IFRS 16				400
Adjusted balance				1,175
Additions		220		295
Assets acquired through business combinations	[1]	0
Disposals		(182)		(179)
Assets held for sale		0
Effect of changes in foreign exchange rates		8		(80)
Ending Balance		1,257		1,211
Vehicles [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		598		442
Depreciation for the year		341		368
Impairment		0		0
Disposals		(136)		(158)
Assets held for sale		0
Effect of changes in foreign exchange rates		1		(54)
Ending Balance		804		598
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		613		333
Ending Balance		₨ 453		₨ 613

[1]	Refer to Note 6 of these consolidated financial statements for further details.